Cash and Cash Equivalents - Additional Information (Detail) $ in Thousands	Dec. 29, 2022 MXN ($) Trust	Dec. 29, 2021 MXN ($) Trust
Disclosure of cash and cash equivalents [Line Items]
Number of trust deposited | Trust	12	12
Expansion Of Trust Commitment | $	$ 1,016,948	$ 1,200,988